UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal

Income Fund

Semiannual Report

September 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2015

Eaton Vance

Floating-Rate Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	17

Officers and Trustees	20

Important Notices	21

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	–0.55%	–0.38%	1.16%	2.50%
Class A with 2.25% Maximum Sales Charge	—	—	–2.81	–2.64	0.70	2.26
Class I at NAV	08/03/2010	05/29/1992	–0.58	–0.34	1.31	2.56
Barclays 1 Year Municipal Bond Index	—	—	0.42%	0.69%	0.89%	2.15%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.66%	0.51%
Net					0.65	0.50

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					0.51%	0.65%
Taxable-Equivalent Distribution Rate					0.90	1.15
SEC 30-day Yield					0.31	0.46
Taxable-Equivalent SEC 30-day Yield					0.54	0.82

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 7/31/16. Without the reimbursement, if applicable, performance would have been lower.
[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.50	$3.09	0.62%
Class I	$1,000.00	$994.20	$2.34	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.13	0.62%
Class I	$1,000.00	$1,022.70	$2.38	0.47%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

4

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.3%

Security	Principal Amount (000’s omitted)	Value

Education — 5.7%
Bethlehem, PA, Area School District, 0.568%, 1/1/18 (Put Date), 1/1/30(1)	$3,000	$3,003,240
California Infrastructure and Economic Development Bank, (The Colburn School), 1.02%, 6/1/20 (Put Date), 8/1/37(1)	2,000	1,989,520
West Virginia University, 0.55%, 10/1/19 (Put Date), 10/1/41(1)	4,500	4,473,720

		$9,466,480

Electric Utilities — 12.1%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Generation, LLC), 3.50% to 6/1/20 (Put Date), 4/1/41	$1,000	$1,025,910
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	4,050	4,084,141
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	690	714,281
Long Island Power Authority, NY, Electric System Revenue, 0.788%, 11/1/18 (Put Date), 5/1/33(1)	8,000	7,991,280
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,005,320
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.00%, 5/15/19	1,500	1,526,910
Oklahoma Municipal Power Authority, 0.82%, 8/1/18 (Put Date), 1/1/23(1)	1,680	1,676,254
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	1,997,820

		$20,021,916

Escrowed / Prerefunded — 0.8%
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	$310	$320,909
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/16/15, 5.00%, 11/15/20	1,000	1,006,240

		$1,327,149

General Obligations — 9.2%
California, 0.77%, 5/1/17(1)	$1,100	$1,105,357
Connecticut, 1.04%, 8/15/20(1)	3,000	3,013,800
Connecticut, 1.37%, 3/1/18 (Put Date), 3/1/19(1)	1,000	999,090
Illinois, 5.00%, 8/1/17	1,000	1,058,500
Illinois, 5.00%, 1/1/18	1,000	1,062,310
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/17	250	246,080

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Manheim Township, PA, School District, 0.534%, 5/1/18 (Put Date), 5/1/25(1)	$1,610	$1,607,311
Massachusetts, 0.661%, 11/1/18(1)	1,500	1,499,790
Mississippi, 0.55%, 9/1/17(1)	2,640	2,640,053
New York, NY, 0.60%, 8/1/27(1)	2,000	1,994,660

		$15,226,951

Hospital — 22.7%
Allen County, OH, (Mercy Health), 0.77%, 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,236,887
California Statewide Communities Development Authority, (Kaiser Permanente), 0.97%, 5/1/17 (Put Date), 4/1/52(1)	4,000	4,009,160
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.682%, 7/1/19 (Put Date), 7/1/49(1)	1,435	1,446,365
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.92%, 2/1/17 (Put Date), 8/1/38(1)	7,160	7,230,598
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 0.97%, 2/18/20 (Put Date), 8/15/35(1)	8,000	7,922,960
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.20%, 6/1/24 (Put Date), 6/1/28(1)	2,000	2,017,640
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.038%, 3/1/17 (Put Date), 10/1/29(1)(2)	1,245	1,260,973
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.60%, 12/1/19 (Put Date), 12/1/42(1)	3,000	2,964,900
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.282%, 11/15/16 (Put Date), 5/15/42(1)	3,000	3,019,560
Massachusetts Development Finance Agency, (Partners HealthCare System), 0.57%, 1/30/18 (Put Date), 7/1/38(1)	1,980	1,975,050
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 0.931%, 5/1/18(1)	780	780,039
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.76%, 12/1/17 (Put Date), 12/1/33(1)	2,310	2,298,358
Oregon Facilities Authority, (Providence Health and Services), 0.90%, 10/1/17 (Put Date), 10/1/20(1)	1,500	1,500,585

		$37,663,075

Housing — 1.5%
Connecticut Housing Finance Authority, (AMT), (SPA: JPMorgan Chase Bank, N.A.), 0.02%, 11/15/31(3)	$2,500	$2,500,000

		$2,500,000

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 10.4%
Miami-Dade County, FL, Industrial Development Authority, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$2,000	$2,003,700
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	165	166,092
Oregon, (LOC: Georgia-Pacific LLC), (AMT), 0.22%, 12/1/25(3)	6,600	6,600,000
Sussex County, VA, Industrial Development Authority, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,529,910
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.77%, 12/2/19 (Put Date), 12/1/44(1)	7,000	6,916,980

		$17,216,682

Insured – Education — 0.6%
Texas State University System, (AGM), 5.00%, 3/15/21	$115	$117,557
Texas State University System, (AGM), Prerefunded to 3/15/16, 5.00%, 3/15/21	885	904,638

		$1,022,195

Insured – Escrowed / Prerefunded — 0.3%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$425	$435,400

		$435,400

Insured – General Obligations — 0.6%
Philadelphia, PA, (AGC), 5.50%, 7/15/16	$1,000	$1,039,690

		$1,039,690

Lease Revenue / Certificates of Participation — 2.7%
New Jersey Economic Development Authority, (School Facilities Construction), 0.75%, 2/1/17(1)	$2,725	$2,692,681
New Jersey Economic Development Authority, (School Facilities Construction), 1.57%, 9/1/27(1)	2,000	1,785,160

		$4,477,841

Other Revenue — 8.7%
Lancaster, OH, Port Authority, 0.852%, 8/1/19 (Put Date), 5/1/38(1)	$4,105	$4,109,064
New Jersey Economic Development Authority, (School Facilities Construction), 0.92%, 2/1/17(1)	2,230	2,204,712
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.882%, 8/1/19 (Put Date), 11/1/39(1)	7,000	6,998,110
Texas Municipal Gas Acquisition and Supply Corp., 0.49%, 9/15/17(1)	1,005	1,005,000

		$14,316,886

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.3%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(4)	$590	$421,809

		$421,809

Special Tax Revenue — 1.7%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$50	$50,208
Louisiana, Gasoline and Fuels Tax Revenue, 0.608%, 5/1/17 (Put Date), 5/1/43(1)	2,500	2,502,375
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,028
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	44,331
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	102,170
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	3,198
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	100	69,992

		$2,831,302

Student Loan — 0.9%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,500	$1,542,990

		$1,542,990

Transportation — 17.3%
Harris County, TX, Toll Road Revenue, 0.72%, 8/15/18 (Put Date), 8/15/21(1)	$1,500	$1,499,775
Metropolitan Transportation Authority, NY, 0.60%, 6/1/20 (Put Date), 11/15/39(1)	3,000	2,958,690
Metropolitan Transportation Authority, NY, 0.612%, 11/1/18 (Put Date), 11/1/26(1)	1,500	1,489,125
Metropolitan Transportation Authority, NY, 0.962%, 11/1/17(1)	1,700	1,708,857
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.02%, 12/15/19 (Put Date), 6/15/34(1)	9,500	9,322,825
New Jersey Turnpike Authority, 0.702%, 1/1/18 (Put Date), 1/1/24(1)	1,000	1,000,990
North Texas Tollway Authority, 0.69%, 1/1/20 (Put Date), 1/1/38(1)	8,000	7,909,360
Pennsylvania Turnpike Commission, 0.90%, 12/1/20(1)	215	214,529
Pennsylvania Turnpike Commission, 1.29%, 12/1/20(1)	2,450	2,480,772

		$28,584,923

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.8%
North Penn Water Authority, PA, 0.632%, 11/1/19 (Put Date), 11/1/24(1)	$3,000	$2,964,271

		$2,964,271

Total Tax-Exempt Municipal Securities — 97.3% (identified cost $161,886,274)		$161,059,560

Taxable Municipal Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$2,000	$2,000,400

Total Taxable Municipal Securities — 1.2% (identified cost $2,000,000)		$2,000,400

Institutional MuniFund Term Preferred Shares — 1.2%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 0.97%, 11/1/18(2)(6)	400	$2,005,280

Total Institutional MuniFund Term Preferred Shares — 1.2% (identified cost $2,000,000)		$2,005,280

Total Investments — 99.7% (identified cost $165,886,274)		$165,065,240

Other Assets, Less Liabilities — 0.3%		$564,380

Net Assets — 100.0%		$165,629,620

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	–	Letter of Credit
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

At September 30, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	11.2%
Pennsylvania	11.1%
Texas	10.8%
New York	10.5%
Others, representing less than 10% individually	56.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 1.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 0.9% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $3,432,345 or 2.1% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2015.

(4)	Security is in default and making only partial interest payments.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)	Variable rate security. The stated dividend rate represents the rate in effect at September 30, 2015. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2015
Investments, at value (identified cost, $165,886,274)	$165,065,240
Cash	978,286
Interest receivable	381,194
Receivable for Fund shares sold	157,138
Total assets	$166,581,858

Liabilities
Payable for Fund shares redeemed	$802,332
Distributions payable	34,254
Payable to affiliates:
Investment adviser fee	45,536
Distribution and service fees	16,029
Accrued expenses	54,087
Total liabilities	$952,238
Net Assets	$165,629,620

Sources of Net Assets
Paid-in capital	$166,459,966
Accumulated net realized loss	(553)
Accumulated distributions in excess of net investment income	(8,759)
Net unrealized depreciation	(821,034)
Net Assets	$165,629,620

Class A Shares
Net Assets	$130,159,781
Shares Outstanding	13,256,152
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.05

Class I Shares
Net Assets	$35,469,839
Shares Outstanding	3,610,804
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82

On sales of $100,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2015
Interest	$967,690
Dividends	9,074
Total investment income	$976,764

Expenses
Investment adviser fee	$285,360
Distribution and service fees
Class A	101,787
Trustees’ fees and expenses	5,127
Custodian fee	25,810
Transfer and dividend disbursing agent fees	14,993
Legal and accounting services	23,053
Printing and postage	7,571
Registration fees	26,278
Miscellaneous	11,281
Total expenses	$501,260
Deduct —
Reduction of custodian fee	$366
Total expense reductions	$366

Net expenses	$500,894

Net investment income	$475,870

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(71,694)
Net realized loss	$(71,694)
Change in unrealized appreciation (depreciation) —
Investments	$(1,379,027)
Net change in unrealized appreciation (depreciation)	$(1,379,027)

Net realized and unrealized loss	$(1,450,721)

Net decrease in net assets from operations	$(974,851)

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
From operations —
Net investment income	$475,870	$543,964
Net realized gain (loss) from investment transactions	(71,694)	29,947
Net change in unrealized appreciation (depreciation) from investments	(1,379,027)	65,775
Net increase (decrease) in net assets from operations	$(974,851)	$639,686
Distributions to shareholders —
From net investment income
Class A	$(353,278)	$(379,144)
Class I	(117,790)	(147,817)
From net realized gain
Class A	—	(278,696)
Class I	—	(81,161)
Total distributions to shareholders	$(471,068)	$(886,818)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,349,177	$111,555,859
Class I	21,299,898	82,154,798
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	175,663	380,331
Class I	79,110	186,232
Cost of shares redeemed
Class A	(17,745,058)	(25,890,127)
Class I	(19,878,374)	(53,623,787)
Net increase (decrease) in net assets from Fund share transactions	$(8,719,584)	$114,763,306

Net increase (decrease) in net assets	$(10,165,503)	$114,516,174

Net Assets
At beginning of period	$175,795,123	$61,278,949
At end of period	$165,629,620	$175,795,123

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(8,759)	$(13,561)

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Financial Highlights

	Class A
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015		2014		2013	2012	2011
Net asset value — Beginning of period	$9.900		$9.900		$10.420		$10.270	$9.730	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.026		$0.039		$0.166		$0.314	$0.341	$0.342
Net realized and unrealized gain (loss)	(0.080)		0.022		(0.511)		0.144	0.535	(0.213)

Total income (loss) from operations	$(0.054)		$0.061		$(0.345)		$0.458	$0.876	$0.129

Less Distributions
From net investment income	$(0.026)		$(0.041)		$(0.175)		$(0.308)	$(0.336)	$(0.339)
From net realized gain	—		(0.020)		—		—	—	—

Total distributions	$(0.026)		$(0.061)		$(0.175)		$(0.308)	$(0.336)	$(0.339)

Net asset value — End of period	$9.820		$9.900		$9.900		$10.420	$10.270	$9.730

Total Return(2)	(0.55	)%(3)	0.62%		(3.33)%		4.49%	9.13%	1.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$130,160		$141,537		$55,713		$50,528	$48,354	$50,692
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.62	%(5)	0.65	%(6)	0.72	%(6)	0.86%	0.89%	0.87%
Net investment income	0.53	%(5)	0.40%		1.66%		3.01%	3.37%	3.41%
Portfolio Turnover	6	%(3)	103%		115%		32%	12%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,						Period Ended March 31, 2011(1)
			2015		2014		2013	2012
Net asset value — Beginning of period	$9.910		$9.910		$10.430		$10.270	$9.730	$10.160

Income (Loss) From Operations
Net investment income	$0.033	(2)	$0.052	(2)	$0.183	(2)	$0.323 (2)	$0.351 (2)	$0.235
Net realized and unrealized gain (loss)	(0.090)		0.024		(0.512)		0.161	0.540	(0.430)

Total income (loss) from operations	$(0.057)		$0.076		$(0.329)		$0.484	$0.891	$(0.195)

Less Distributions
From net investment income	$(0.033)		$(0.056)		$(0.191)		$(0.324)	$(0.351)	$(0.235)
From net realized gain	—		(0.020)		—		—	—	—

Total distributions	$(0.033)		$(0.076)		$(0.191)		$(0.324)	$(0.351)	$(0.235)

Net asset value — End of period	$9.820		$9.910		$9.910		$10.430	$10.270	$9.730

Total Return(3)	(0.58	)%(4)	0.77%		(3.17)%		4.74%	9.29%	(2.11	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,470		$34,258		$5,566		$4,148	$1,026	$78
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.47	%(6)	0.50	%(7)	0.57	%(7)	0.71%	0.73%	0.72	%(6)
Net investment income	0.68	%(6)	0.53%		1.82%		3.09%	3.44%	3.76	%(6)
Portfolio Turnover	6	%(4)	103%		115%		32%	12%	11	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(8)	For the Fund’s year ended March 31, 2011.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Institutional MuniFund Term Preferred Shares. Institutional MuniFund Term Preferred Shares are valued in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividends on Institutional MuniFund Term Preferred Shares are accrued daily based on rates that reset weekly.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of September 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

13

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$165,835,319

Gross unrealized appreciation	$502,872
Gross unrealized depreciation	(1,272,951)

Net unrealized depreciation	$(770,079)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2015, the investment adviser fee amounted to $285,360 or 0.33% (annualized) of the Fund’s average daily net assets. BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2016. Pursuant to this agreement, BMR reimbursed no expenses for the six months ended September 30, 2015.

14

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2015, EVM earned $730 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $176 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2015. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2015 amounted to $101,787 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Prior to September 30, 2015, Class A shares may have been subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated. Generally, the CDSC was based upon the lower of the net asset value at date of redemption or date of purchase. No charge was levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2015, the Fund was informed that EVD received approximately $21,000 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,750,000 and $21,930,907, respectively, for the six months ended September 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Sales	745,836	11,242,851
Issued to shareholders electing to receive payments of distributions in Fund shares	17,846	38,372
Redemptions	(1,802,248)	(2,611,950)

Net increase (decrease)	(1,038,566)	8,669,273

15

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Sales	2,160,106	8,284,472
Issued to shareholders electing to receive payments of distributions in Fund shares	8,033	18,783
Redemptions	(2,015,735)	(5,406,520)

Net increase	152,404	2,896,735

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$161,059,560	$—	$161,059,560
Taxable Municipal Securities	—	2,000,400	—	2,000,400
Institutional MuniFund Term Preferred Shares	—	2,005,280	—	2,005,280

Total Investments	$—	$165,065,240	$—	$165,065,240

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

17

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

18

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

19

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2015

Officers and Trustees

Officers of Eaton Vance Floating-Rate Municipal Income Fund

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Municipal Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642 9.30.15

Eaton Vance

National Limited Maturity Municipal Income Fund

Semiannual Report

September 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2015

Eaton Vance

National Limited Maturity Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	0.60%	2.22%	3.10%	3.54%
Class A with 2.25% Maximum Sales Charge	—	—	–1.62	–0.04	2.63	3.30
Class B at NAV	05/22/1992	05/22/1992	0.13	1.36	2.31	2.75
Class B with 3% Maximum Sales Charge	—	—	–2.84	–1.62	2.31	2.75
Class C at NAV	12/08/1993	05/22/1992	0.17	1.40	2.31	2.76
Class C with 1% Maximum Sales Charge	—	—	–0.82	0.41	2.31	2.76
Class I at NAV	10/01/2009	05/22/1992	0.58	2.27	3.26	3.62
Barclays 7 Year Municipal Bond Index	—	—	0.86%	2.80%	3.72%	4.74%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.69%	1.44%	1.44%	0.54%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.06%	2.32%	2.32%	3.20%
Taxable-Equivalent Distribution Rate			5.41	4.10	4.10	5.65
SEC 30-day Yield			1.39	0.68	0.69	1.57
Taxable-Equivalent SEC 30-day Yield			2.46	1.21	1.21	2.78

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.00	$3.36	0.67%
Class B	$1,000.00	$1,001.30	$7.10	1.42%
Class C	$1,000.00	$1,001.70	$7.11	1.42%
Class I	$1,000.00	$1,005.80	$2.61	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.39	0.67%
Class B	$1,000.00	$1,017.90	$7.16	1.42%
Class C	$1,000.00	$1,017.90	$7.16	1.42%
Class I	$1,000.00	$1,022.40	$2.63	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 99.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.6%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$135	$135,219
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,247,355
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,765,660
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,794,749
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	330,481
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,080,418
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,873,100

		$17,226,982

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$125	$125,421

		$125,421

Education — 4.7%
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$116,958
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	500	543,615
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	558,880
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	231,112
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	465,812
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,142,220
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,686,199
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,333,852
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,691,520
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,992,280
Ohio State University, General Receipts, 5.00%, 12/1/23	225	252,256
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,158,490

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Pennsylvania State University, 5.00%, 3/1/24	$1,000	$1,109,700
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	567,785
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	570,620
Rutgers State University, NJ, Series F, 5.00%, 5/1/23	1,000	1,120,820
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	613,295
University of California, Prerefunded to 5/15/17, 5.00%, 5/15/21	480	520,114
University of Illinois, 0.00%, 4/1/16	1,000	996,790
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,122,470
University of Pittsburgh, 5.50%, 9/15/23	750	855,195
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,408,579
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	764,593
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	642,626
Washington County, PA, Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,121,040

		$31,586,821

Electric Utilities — 8.4%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,908,958
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,552,496
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	2,000	2,016,860
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,255,200
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,277,135
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,946,106
Michigan Strategic Fund, Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,523,410
Montgomery County, PA, Industrial Development Authority, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,756,493
Montgomery County, PA, Industrial Development Authority, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,506,645
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,360,800
Navajo County Pollution Control Corp., AZ, (Arizona Public Service Co.), 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,618,195

5	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 5.625%, 6/1/18	$3,645	$3,904,050
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,005,320
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,129,550
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,015,590
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,794,279
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,743,228
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,895	6,524,350

		$55,838,665

Escrowed / Prerefunded — 6.3%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/16, 5.00%, 12/1/20	$5,265	$5,550,942
Chemeketa, OR, Community College District, Prerefunded to 6/15/18, 5.50%, 6/15/22	1,000	1,126,850
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	741,878
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Escrowed to Maturity, 5.00%, 11/15/16	1,205	1,268,106
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/16, 5.125%, 11/15/20	1,860	1,960,012
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/16, 5.125%, 11/15/22	2,835	2,987,438
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/20	2,240	2,361,655
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/22	1,945	2,050,633
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,734,368
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,245	2,445,007
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	1,385	1,475,828
Newberry, SC, Investing In Children’s Education, (Newberry County School District), Prerefunded to 12/1/15, 5.25%, 12/1/24	1,755	1,770,251
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,257,534

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	$25	$28,230
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	2,270	2,323,073
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	2,605	2,889,023
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,153,550

		$42,124,378

General Obligations — 13.6%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,832,960
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,375,022
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	745,485
Bucks County, PA, 5.125%, 5/1/21	500	562,145
California, 5.00%, 12/1/21	6,000	7,201,200
California, 5.00%, 10/1/23	4,000	4,895,760
Chester County, PA, 5.00%, 7/15/28	1,530	1,732,067
Daniel Boone Area School District, PA, 5.00%, 8/15/19	1,000	1,106,030
Florida Board of Education, 5.00%, 6/1/23	7,000	8,547,420
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,198,740
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,764,033
Hamilton, OH, School District, 6.15%, 12/1/15	500	505,035
Illinois, 5.00%, 5/1/22	6,000	6,521,640
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	521,781
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,069,377
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,581,195
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,313,396
Madison, AL, 4.00%, 4/1/24	850	934,295
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	8,102,325
Massachusetts, 5.00%, 8/1/23	7,500	9,174,000
Michigan, 6.00%, 11/1/22	2,985	3,447,585
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,331,201
Millcreek Township, PA, School District, 5.00%, 9/15/25	500	591,650
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,428,390
New York, NY, 5.00%, 8/1/24	2,000	2,426,180
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,440,750
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,155,630
Salem-Keizer, School District No. 24J, OR, 0.00%, 6/15/23	13,860	11,553,142

6	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
University of California, Series Q, 5.00%, 5/15/21	$20	$21,639

		$91,080,073

Health Care – Miscellaneous — 0.0%(1)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$15	$15,341

		$15,341

Hospital — 7.9%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$553,750
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	557,185
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/17	540	575,186
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	338,145
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	209,633
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	552,365
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	568,680
Dauphin County, PA, General Authority, (Pinnacle Health System), 5.75%, 6/1/20	6,500	7,467,525
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,098,180
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	761,894
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,505,212
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	541,466
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/22	2,215	2,607,321
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,117,600
Lancaster County, PA, Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	673,252
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,004,160
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	821,813
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,862,289
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,250	1,408,187

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	$1,500	$1,746,645
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	675	708,824
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,077,560
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,172,050
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,829,750
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,717,250
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.625%, 7/1/22	1,000	1,064,360
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,058,188
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,099,835
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,173,380
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,039,191
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	490	513,682
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	520,772
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	375,666
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	404,513
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	538,945
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	268,345
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	305,551
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,069,237
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,041,790
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	284,340
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	1,979,635
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,421,130

		$52,634,482

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 0.2%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$647,718
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	575	575,121
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	75,996

		$1,298,835

Industrial Development Revenue — 5.9%
Amelia County, VA, Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,869,607
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(2)	6,600	6,691,806
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	785	791,720
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	1,880	1,887,802
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(2)	2,415	2,492,304
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	501,295
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	800	805,296
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,983,561
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	3,006,540
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,750	1,748,530
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	576,310
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	6,190	6,260,999
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	751,470
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,414,900
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,345,781

		$39,127,921

Security	Principal Amount (000’s omitted)	Value

Insured – Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,307,813

		$1,307,813

Insured – Education — 1.6%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$374,996
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	589,610
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,061,430
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,294,953
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,157,392

		$10,478,381

Insured – Electric Utilities — 1.1%
Illinois Municipal Electric Agency, (NPFG), 5.25%, 2/1/16	$3,000	$3,050,700
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,355,569
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	551,600
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/20	100	99,471
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	596,525
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	476,640
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	964,120

		$7,094,625

Insured – Escrowed / Prerefunded — 3.0%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/21	$1,045	$1,172,417
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, Series E, 5.25%, 7/15/25	1,000	1,121,930
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	5,000	5,357,050
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,218,830
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	359,894
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/24	700	786,877
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	17,677

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
San Mateo County, CA, Transportation District, (NPFG), Escrowed to Maturity, Series A, 5.25%, 6/1/17	$500	$539,955
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,539,940
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	3,893,414
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,819,193

		$19,827,177

Insured – General Obligations — 12.1%
Bethlehem, PA, Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,414,787
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,159,820
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	7,096,320
Cambria County, PA, (BAM), 5.00%, 8/1/21	2,380	2,764,775
Cambria County, PA, (BAM), 5.00%, 8/1/22	3,535	4,126,370
Cornwall-Lebanon School District, PA, (AGM), 0.00%, 3/15/16	1,020	1,018,368
Delaware Valley, PA, Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	832,898
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	109,740
Glendale, AZ, (AGM), 5.00%, 7/1/22	2,000	2,350,300
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,093,219
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,199,220
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,265,188
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	759,706
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,982,530
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,590,627
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/23	940	1,072,202
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/24	1,075	1,233,638
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	7,889,850
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,833,000
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,148,086
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,149,560
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,183,460
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	1,000	1,031,800
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,467,970
Rockland, NY, (AGM), 4.00%, 5/1/21	1,820	1,996,722

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	$3,000	$2,622,120
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,575,400
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,813,984

		$80,781,660

Insured – Hospital — 0.3%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$317,380
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,592,209

		$1,909,589

Insured – Lease Revenue / Certificates of Participation — 0.1%
Philadelphia Authority for Industrial Development Revenue, PA, (NPFG), 5.00%, 12/1/22	$1,000	$1,046,860

		$1,046,860

Insured – Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$190,302

		$190,302

Insured – Special Tax Revenue — 3.0%
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$5,000	$5,860,100
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,480,510
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,089,950
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,198,360
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,576,127

		$20,205,047

Insured – Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,200	$2,422,728

		$2,422,728

Insured – Transportation — 2.8%
Miami-Dade County, FL, Aviation Revenue, (NPFG), (AMT), 5.25%, 10/1/15	$8,125	$8,126,138
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	5,000	5,544,900
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,183,031
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,946,840

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (contined)
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	$665	$716,677
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	300	272,481
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	745,153

		$18,535,220

Insured – Water and Sewer — 1.9%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$583,510
Allegheny County, PA, Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	504,005
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,549,429
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,511,875
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,793,800
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,108,210

		$13,050,829

Lease Revenue / Certificates of Participation — 0.9%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$594,605
California State Public Works Board, 5.00%, 11/1/26	2,725	3,256,484
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	586,275
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,761,660

		$6,199,024

Other Revenue — 2.1%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$298,896
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.882%, 8/1/19 (Put Date), 11/1/39(5)	400	399,892
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	4,094,235
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	325	321,510
Philadelphia, PA, Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	750	852,720
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	320,445
Seminole Tribe, FL, 5.50%, 10/1/24(2)	1,825	1,930,503
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,582,692

		$13,800,893

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.6%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16(2)	$725	$745,953
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,939,507
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	362,858
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	1,021	1,021,837
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(2)	280	286,952
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	200	209,606
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(4)	495	353,890
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	2,500	2,731,100
St. Joseph County, IN, (Holy Cross Village), 5.55%, 5/15/19	460	460,934
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,358,302

		$10,470,939

Special Tax Revenue — 5.2%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$125	$125,520
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/21	2,000	1,434,920
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	697,332
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	914,130
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,574,375
Michigan Trunk Line, 5.00%, 11/15/23	600	700,212
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,283,722
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,321,700
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,755,690
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	383,685
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	305,387
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,574,980
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,873,640
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,530,846
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	830	848,011
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	386,389

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	$310	$340,445
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	392,112
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,158,910
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	43,978
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	300	209,976
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,257,659

		$35,113,619

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,100,500

		$1,100,500

Transportation — 12.1%
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$942,220
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	574,808
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	569,610
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,802,874
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,337,776
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/21	500	565,100
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,235,644
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,408,780
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,595,642
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,199,507
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	453,684
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	575,415
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,554,610
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,799,800
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,612,500
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,520,900

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22%, 12/15/21 (Put Date), 6/15/34(5)	$4,000	$3,894,000
New Jersey Turnpike Authority, 5.00%, 1/1/20	1,500	1,673,130
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,680,800
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,125,080
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	994,806
Pennsylvania Turnpike Commission, Series 2009D, 5.00%, 12/1/22	500	565,485
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,189,300
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,137,020
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,304,525
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	362,941
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,310,137
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,162,314

		$81,148,408

Water and Sewer — 1.2%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,113,380
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,593,306
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,111,130
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,182,020

		$7,999,836

Total Tax-Exempt Municipal Securities — 99.4% (identified cost $623,949,856)		$663,742,369

Taxable Municipal Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,500,300

		$1,500,300

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,806	$2,755,568

		$2,755,568

Total Taxable Municipal Securities — 0.6% (identified cost $4,031,386)		$4,255,868

Total Investments — 100.0% (identified cost $627,981,242)		$667,998,237

Other Assets, Less Liabilities — (0.0)%(1)		$(230,808)

Net Assets — 100.0%		$667,767,429

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SFMR	–	Single Family Mortgage Revenue
SPA	–	Standby Bond Purchase Agreement
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Pennsylvania	12.4%
Others, representing less than 10% individually	87.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 26.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 10.6% of total investments.

(1)	Amount is less than 0.05% or (0.05)%, as applicable.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $27,878,372 or 4.2% of the Fund’s net assets.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(4)	Security is in default and making only partial interest payments.

(5)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2015
Investments, at value (identified cost, $627,981,242)	$667,998,237
Cash	81,026
Interest receivable	8,232,917
Receivable for Fund shares sold	761,557
Total assets	$677,073,737

Liabilities
Demand note payable	$7,100,000
Payable for Fund shares redeemed	1,037,250
Distributions payable	683,610
Payable to affiliates:
Investment adviser fee	220,576
Distribution and service fees	123,557
Accrued expenses	141,315
Total liabilities	$9,306,308
Net Assets	$667,767,429

Sources of Net Assets
Paid-in capital	$679,942,734
Accumulated net realized loss	(52,259,137)
Accumulated undistributed net investment income	66,837
Net unrealized appreciation	40,016,995
Net Assets	$667,767,429

Class A Shares
Net Assets	$290,437,048
Shares Outstanding	28,797,991
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.32

Class B Shares
Net Assets	$833,808
Shares Outstanding	82,646
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.09

Class C Shares
Net Assets	$118,084,791
Shares Outstanding	12,481,936
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.46

Class I Shares
Net Assets	$258,411,782
Shares Outstanding	25,613,245
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2015
Interest	$12,241,993
Total investment income	$12,241,993

Expenses
Investment adviser fee	$1,338,687
Distribution and service fees
Class A	222,670
Class B	5,102
Class C	543,645
Trustees’ fees and expenses	18,593
Custodian fee	79,735
Transfer and dividend disbursing agent fees	103,433
Legal and accounting services	40,615
Printing and postage	16,457
Registration fees	82,528
Miscellaneous	44,835
Total expenses	$2,496,300
Deduct —
Reduction of custodian fee	$1,426
Total expense reductions	$1,426

Net expenses	$2,494,874

Net investment income	$9,747,119

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(217,598)
Net realized loss	$(217,598)
Change in unrealized appreciation (depreciation) —
Investments	$(6,331,526)
Net change in unrealized appreciation (depreciation)	$(6,331,526)

Net realized and unrealized loss	$(6,549,124)

Net increase in net assets from operations	$3,197,995

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
From operations —
Net investment income	$9,747,119	$18,303,463
Net realized gain (loss) from investment transactions and financial futures contracts	(217,598)	(881,274)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(6,331,526)	10,888,463
Net increase in net assets from operations	$3,197,995	$28,310,652
Distributions to shareholders —
From net investment income
Class A	$(4,432,205)	$(9,329,675)
Class B	(12,642)	(40,506)
Class C	(1,350,195)	(2,909,208)
Class I	(3,904,711)	(5,937,440)
Total distributions to shareholders	$(9,699,753)	$(18,216,829)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,168,598	$44,760,122
Class B	189,751	167,407
Class C	4,258,616	10,260,274
Class I	53,229,361	155,963,514
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,698,330	7,735,755
Class B	11,159	34,985
Class C	987,185	2,111,481
Class I	1,054,325	1,909,226
Cost of shares redeemed
Class A	(28,565,071)	(65,867,541)
Class B	(137,102)	(359,393)
Class C	(10,589,914)	(21,172,509)
Class I	(33,096,882)	(54,175,660)
Issued in connection with tax-free reorganization (see Note 11)
Class A	—	32,190,486
Class C	—	16,170,413
Class I	—	1,792,005
Net asset value of shares exchanged
Class A	555,534	901,316
Class B	(555,534)	(901,316)
Net increase in net assets from Fund share transactions	$1,208,356	$131,520,565

Net increase (decrease) in net assets	$(5,293,402)	$141,614,388

Net Assets
At beginning of period	$673,060,831	$531,446,443
At end of period	$667,767,429	$673,060,831

Accumulated undistributed net investment income included in net assets
At end of period	$66,837	$19,471

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Financial Highlights

	Class A
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012		2011
Net asset value — Beginning of period	$10.180		$10.000	$10.380	$10.230	$9.750		$10.010

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.314	$0.335	$0.336	$0.364		$0.382
Net realized and unrealized gain (loss)	(0.091)		0.179	(0.381)	0.152	0.482		(0.263)

Total income (loss) from operations	$0.060		$0.493	$(0.046)	$0.488	$0.846		$0.119

Less Distributions
From net investment income	$(0.150)		$(0.313)	$(0.334)	$(0.338)	$(0.366)		$(0.379)

Total distributions	$(0.150)		$(0.313)	$(0.334)	$(0.338)	$(0.366)		$(0.379)

Net asset value — End of period	$10.090		$10.180	$10.000	$10.380	$10.230		$9.750

Total Return(2)	0.60	%(3)	4.98%	(0.39)%	4.88%	8.69%		1.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$290,437		$307,562	$282,612	$343,994	$351,754		$339,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.67	%(5)	0.69%	0.68%	0.66%	0.68%		0.69%
Interest and fee expense(6)	—		—	—	—	0.00	%(7)	0.01%
Total expenses(4)	0.67	%(5)	0.69%	0.68%	0.66%	0.68%		0.70%
Net investment income	3.00	%(5)	3.09%	3.34%	3.22%	3.61%		3.82%
Portfolio Turnover	2	%(3)	7%	18%	14%	16%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(7)	Amount is less than 0.005%.

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012		2011
Net asset value — Beginning of period	$10.190		$10.000	$10.390	$10.230	$9.760		$10.020

Income (Loss) From Operations
Net investment income(1)	$0.113		$0.241	$0.259	$0.258	$0.289		$0.307
Net realized and unrealized gain (loss)	(0.101)		0.186	(0.390)	0.162	0.471		(0.263)

Total income (loss) from operations	$0.012		$0.427	$(0.131)	$0.420	$0.760		$0.044

Less Distributions
From net investment income	$(0.112)		$(0.237)	$(0.259)	$(0.260)	$(0.290)		$(0.304)

Total distributions	$(0.112)		$(0.237)	$(0.259)	$(0.260)	$(0.290)		$(0.304)

Net asset value — End of period	$10.090		$10.190	$10.000	$10.390	$10.230		$9.760

Total Return(2)	0.13	%(3)	4.30%	(1.23)%	4.10%	7.88%		0.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$834		$1,342	$2,360	$3,553	$4,768		$4,955
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.42	%(5)	1.44%	1.43%	1.41%	1.43%		1.44%
Interest and fee expense(6)	—		—	—	—	0.00	%(7)	0.01%
Total expenses(4)	1.42	%(5)	1.44%	1.43%	1.41%	1.43%		1.45%
Net investment income	2.25	%(5)	2.38%	2.59%	2.48%	2.86%		3.06%
Portfolio Turnover	2	%(3)	7%	18%	14%	16%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(7)	Amount is less than 0.005%.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012		2011
Net asset value — Beginning of period	$9.550		$9.380	$9.740	$9.590	$9.150		$9.390

Income (Loss) From Operations
Net investment income(1)	$0.106		$0.223	$0.244	$0.241	$0.271		$0.287
Net realized and unrealized gain (loss)	(0.090)		0.169	(0.361)	0.152	0.441		(0.242)

Total income (loss) from operations	$0.016		$0.392	$(0.117)	$0.393	$0.712		$0.045

Less Distributions
From net investment income	$(0.106)		$(0.222)	$(0.243)	$(0.243)	$(0.272)		$(0.285)

Total distributions	$(0.106)		$(0.222)	$(0.243)	$(0.243)	$(0.272)		$(0.285)

Net asset value — End of period	$9.460		$9.550	$9.380	$9.740	$9.590		$9.150

Total Return(2)	0.17	%(3)	4.21%	(1.17)%	4.10%	7.87%		0.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,085		$124,647	$115,091	$144,911	$138,971		$133,071
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.42	%(5)	1.44%	1.43%	1.41%	1.43%		1.44%
Interest and fee expense(6)	—		—	—	—	0.00	%(7)	0.01%
Total expenses(4)	1.42	%(5)	1.44%	1.43%	1.41%	1.43%		1.45%
Net investment income	2.25	%(5)	2.34%	2.59%	2.47%	2.86%		3.06%
Portfolio Turnover	2	%(3)	7%	18%	14%	16%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(7)	Amount is less than 0.005%.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012		2011
Net asset value — Beginning of period	$10.190		$10.000	$10.380	$10.230	$9.760		$10.010

Income (Loss) From Operations
Net investment income(1)	$0.159		$0.328	$0.347	$0.351	$0.378		$0.395
Net realized and unrealized gain (loss)	(0.101)		0.191	(0.377)	0.152	0.473		(0.251)

Total income (loss) from operations	$0.058		$0.519	$(0.030)	$0.503	$0.851		$0.144

Less Distributions
From net investment income	$(0.158)		$(0.329)	$(0.350)	$(0.353)	$(0.381)		$(0.394)

Total distributions	$(0.158)		$(0.329)	$(0.350)	$(0.353)	$(0.381)		$(0.394)

Net asset value — End of period	$10.090		$10.190	$10.000	$10.380	$10.230		$9.760

Total Return(2)	0.58	%(3)	5.24%	(0.24)%	5.04%	8.74%		1.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$258,412		$239,511	$131,384	$228,148	$229,815		$175,007
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.54%	0.53%	0.51%	0.53%		0.54%
Interest and fee expense(6)	—		—	—	—	0.00	%(7)	0.01%
Total expenses(4)	0.52	%(5)	0.54%	0.53%	0.51%	0.53%		0.55%
Net investment income	3.15	%(5)	3.23%	3.45%	3.37%	3.75%		3.95%
Portfolio Turnover	2	%(3)	7%	18%	14%	16%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(7)	Amount is less than 0.005%.

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax and limited principal fluctuation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Notes to Financial Statements — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Financial Statements — The interim financial statements relating to September 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $40,014,474 and deferred capital losses of $12,503,864 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2016 ($7,403,573), March 31, 2017 ($13,217,282), March 31, 2018 ($12,920,477) and March 31, 2019 ($6,473,142) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2015, $10,680,702 are short-term and $1,823,162 are long-term.

Included in the amounts above for the Fund is a capital loss carryforward of $1,643,055 as a result of reorganizations on June 27, 2014 (see Note 11) and capital loss caryforwards of $9,617,370 as a result of the reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$627,540,378

Gross unrealized appreciation	$42,963,457
Gross unrealized depreciation	(2,505,598)

Net unrealized appreciation	$40,457,859

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2015, the investment adviser fee amounted to $1,338,687 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2015, EVM earned $5,009 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,239 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2015 amounted to $222,670 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2015, the Fund paid or accrued to EVD $4,252 and $453,037 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to

22

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Notes to Financial Statements — continued

EVD. Service fees paid or accrued for the six months ended September 30, 2015 amounted to $850 and $90,608 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended September 30, 2015, the Fund was informed that EVD received approximately $500, less than $100 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $28,718,170 and $12,002,506, respectively, for the six months ended September 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Sales	1,009,741	4,401,697
Issued to shareholders electing to receive payments of distributions in Fund shares	367,314	760,471
Redemptions	(2,838,907)	(6,488,452)
Issued in connection with tax-free reorganization (see Note 11)	—	3,177,079
Exchange from Class B shares	55,325	88,775

Net increase (decrease)	(1,406,527)	1,939,570

Class B	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Sales	18,803	16,411
Issued to shareholders electing to receive payments of distributions in Fund shares	1,108	3,440
Redemptions	(13,665)	(35,371)
Exchange to Class A shares	(55,283)	(88,742)

Net decrease	(49,037)	(104,262)

23

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Notes to Financial Statements — continued

Class C	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Sales	450,392	1,075,954
Issued to shareholders electing to receive payments of distributions in Fund shares	104,517	221,264
Redemptions	(1,122,567)	(2,219,804)
Issued in connection with tax-free reorganization (see Note 11)	—	1,701,361

Net increase (decrease)	(567,658)	778,775

Class I	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Sales	5,280,411	15,339,263
Issued to shareholders electing to receive payments of distributions in Fund shares	104,666	187,506
Redemptions	(3,284,985)	(5,325,934)
Issued in connection with tax-free reorganization (see Note 11)	—	176,805

Net increase	2,100,092	10,377,640

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2015, the Fund had a balance outstanding pursuant to this line of credit of $7,100,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2015. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2015.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2015, there were no obligations outstanding under these financial instruments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Notes to Financial Statements — continued

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$663,742,369	$—	$663,742,369
Taxable Municipal Securities	—	4,255,868	—	4,255,868

Total Investments	$—	$667,998,237	$—	$667,998,237

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Reorganization

As of the close of business on June 27, 2014, the Fund acquired the net assets of Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund) pursuant to a plan of reorganization approved by the shareholders of Pennsylvania Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 3,177,079 shares of Class A of the Fund (valued at $32,190,486) for the 3,212,985 shares of Class A of Pennsylvania Limited Fund, 1,701,361 shares of Class C of the Fund (valued at $16,170,413) for the 1,701,743 shares of Class C of Pennsylvania Limited Fund, and 176,805 shares of Class I of the Fund (valued at $1,792,005) for the 178,923 shares of Class I of Pennsylvania Limited Fund, each outstanding on June 27, 2014.

The investment portfolio of Pennsylvania Limited Fund, with a fair value of $46,092,075 and identified cost of $42,947,450 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Pennsylvania Limited Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $548,740,791. The net assets of Pennsylvania Limited Fund at that date of $50,152,904, including $2,942,140 of accumulated net realized losses and $3,144,625 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $598,893,695.

Assuming the acquisition had been completed on April 1, 2014, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended March 31, 2015 are as follows:

Net investment income	$18,662,463
Net realized loss	$(1,033,327)
Net increase in net assets from operations	$29,001,305

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Pennsylvania Limited Fund since June 27, 2014 through March 31, 2015.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

• Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and twelve times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes in personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

27

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

28

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2015

Officers and Trustees

Officers of Eaton Vance National Limited Maturity Municipal Income Fund

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance National Limited Maturity Municipal Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643 9.30.15

Eaton Vance

Limited Maturity Municipal

Income Funds

Semiannual Report

September 30, 2015

Massachusetts    •    New York

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2015

Eaton Vance

Limited Maturity Municipal Income Funds

Performance and Fund Profile

Massachusetts Limited Maturity Municipal Income Fund	2
New York Limited Maturity Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	0.52%	1.85%	2.33%	3.07%
Class A with 2.25% Maximum Sales Charge	—	—	–1.73	–0.43	1.86	2.83
Class C at NAV	12/08/1993	06/01/1992	0.21	1.27	1.57	2.31
Class C with 1% Maximum Sales Charge	—	—	–0.78	0.28	1.57	2.31
Class I at NAV	08/03/2010	06/01/1992	0.60	2.00	2.48	3.13
Barclays 7 Year Municipal Bond Index	—	—	0.86%	2.80%	3.72%	4.74%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.77%	1.52%	0.62%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.71%	1.96%	2.84%
Taxable-Equivalent Distribution Rate				5.05	3.65	5.29
SEC 30-day Yield				1.16	0.43	1.31
Taxable-Equivalent SEC 30-day Yield				2.15	0.81	2.45

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.59%	1.82%	2.38%	2.96%
Class A with 2.25% Maximum Sales Charge	—	—	–1.65	–0.44	1.91	2.73
Class C at NAV	12/08/1993	05/29/1992	0.17	0.90	1.59	2.18
Class C with 1% Maximum Sales Charge	—	—	–0.82	–0.08	1.59	2.18
Class I at NAV	08/03/2010	05/29/1992	0.66	1.87	2.54	3.04
Barclays 7 Year Municipal Bond Index	—	—	0.86%	2.80%	3.72%	4.74%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.77%	1.52%	0.62%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.77%	2.03%	2.92%
Taxable-Equivalent Distribution Rate				5.37	3.93	5.66
SEC 30-day Yield				1.13	0.42	1.31
Taxable-Equivalent SEC 30-day Yield				2.19	0.81	2.53

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

At the close of business on July 27, 2015, Class B shares of New York Limited Maturity Municipal Income Fund were merged into Class A shares.

4

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,005.20	$3.86	0.77%
Class C	$1,000.00	$1,002.10	$7.61	1.52%
Class I	$1,000.00	$1,006.00	$3.11	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.89	0.77%
Class C	$1,000.00	$1,017.40	$7.67	1.52%
Class I	$1,000.00	$1,021.90	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

5

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Fund Expenses — continued

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,005.90	$3.76	0.75%
Class C	$1,000.00	$1,001.70	$7.51	1.50%
Class I	$1,000.00	$1,006.60	$3.01	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.79	0.75%
Class C	$1,000.00	$1,017.50	$7.57	1.50%
Class I	$1,000.00	$1,022.00	$3.03	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

6

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,196,930
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,255,220

		$2,452,150

Education — 19.0%
Massachusetts College Building Authority, 5.00%, 5/1/24	$750	$905,490
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/23	500	602,015
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/27	1,325	1,521,339
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	180,437
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/22	155	175,117
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/23	200	226,138
Massachusetts Development Finance Agency, (MCPHS University), 5.00%, 7/1/24	125	151,781
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	586,415
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,113,400
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,173,829
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,085,880
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,060,675
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	593,250
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	111,755
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,129,860

		$11,617,381

Escrowed / Prerefunded — 5.4%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$1,000	$1,166,990
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/19	200	225,476
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/20	150	169,107

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,575	$1,715,317

		$3,276,890

General Obligations — 19.2%
Andover, 4.00%, 1/15/23	$1,025	$1,180,400
Braintree, 5.00%, 5/15/23	500	606,995
Burlington, 5.00%, 2/1/16	500	508,180
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	874,984
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,092,580
Medfield, 4.00%, 3/15/22	625	712,156
Melrose, 2.00%, 11/1/22	315	315,095
Southborough, 3.00%, 6/1/21	1,060	1,148,669
Wellesley, 5.00%, 6/1/16	1,100	1,135,519
Wellesley, 5.00%, 6/1/17	1,150	1,236,353
Westwood, 3.00%, 6/1/21	1,000	1,080,250
Weymouth, 4.00%, 9/15/23	660	745,127
Wilmington, 4.00%, 3/15/28	1,000	1,077,050

		$11,713,358

Hospital — 10.3%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$280,268
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/22	750	869,872
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	202,462
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	579,125
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,120,390
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	545,202
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	748,518
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/18	750	806,932
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,000	1,126,550

		$6,279,319

Industrial Development Revenue — 1.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$500	$503,920

7	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	$500	$501,295

		$1,005,215

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,563,379

		$1,563,379

Insured – Escrowed / Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$754,837

		$754,837

Insured – General Obligations — 6.5%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,754,259
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,227,270

		$3,981,529

Insured – Hospital — 2.7%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$569,205
Massachusetts Health and Educational Facilities Authority, (CareGroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,103,350

		$1,672,555

Insured – Special Tax Revenue — 7.8%
Martha’s Vineyard Land Bank, (BAM), 4.00%, 5/1/22	$1,470	$1,661,262
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/23	425	511,462
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	1,600	1,948,784
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	634,580

		$4,756,088

Insured – Transportation — 1.0%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$627,512

		$627,512

Insured – Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,246,380

		$1,246,380

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,122,310
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	559,630

		$1,681,940

Senior Living / Life Care — 0.9%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$304,535
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(1)	100	100,082
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	120	122,980

		$527,597

Special Tax Revenue — 4.4%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	$1,280	$1,630,874
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,038,280

		$2,669,154

Student Loan — 0.9%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$558,035

		$558,035

Transportation — 4.8%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$575,395
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,178,570
Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority, 5.00%, 3/1/22	1,000	1,200,460

		$2,954,425

Total Tax-Exempt Municipal Securities — 97.1% (identified cost $54,921,591)		$59,337,744

8	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value

Education — 1.8%
University of Massachusetts Building Authority, 2.108%, 11/1/19	$1,100	$1,125,652

Total Taxable Municipal Securities — 1.8% (identified cost $1,106,729)		$1,125,652

Total Investments — 98.9% (identified cost $56,028,320)		$60,463,396

Other Assets, Less Liabilities — 1.1%		$682,241

Net Assets — 100.0%		$61,145,637

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 13.1% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $726,982 or 1.2% of the Fund’s net assets.

9	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,034,290

		$1,034,290

Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$515	$515,062

		$515,062

Education — 10.7%
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/23	$200	$236,994
Hempstead Local Development Corp., (Hofstra University), 5.00%, 7/1/23	200	236,894
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,058,852
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/22	1,155	1,408,834
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,738,455
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	398,353
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	536,413
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/21	1,000	1,157,250
New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 7/1/18, 5.00%, 7/1/20	1,500	1,668,780
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	440,325
Oneida County Local Development Corp., (Hamilton College), 5.00%, 7/1/25	180	213,485
Rensselaer County Industrial Development Agency, (Emma Willard School), 5.00%, 1/1/20	535	610,194

		$9,704,829

Electric Utilities — 1.3%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,211,180

		$1,211,180

Escrowed / Prerefunded — 3.4%
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.00%, 6/15/21	$450	$501,836
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	280	298,362

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,170	$1,307,112
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,012,980

		$3,120,290

General Obligations — 8.8%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,137,745
Livingston County, 4.50%, 5/1/23	500	580,075
New Rochelle, 5.00%, 3/15/24	1,500	1,766,970
New York, 5.00%, 3/1/24	1,000	1,217,570
New York City, 5.00%, 8/1/24	1,600	1,865,008
Niskayuna Central School District, 4.00%, 4/15/22	1,000	1,149,310
Saratoga Springs, 5.00%, 2/15/22	200	240,534

		$7,957,212

Hospital — 8.2%
Albany Capital Resource Corp., (Albany College of Pharmacy), 4.00%, 12/1/21	$200	$219,344
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	894,849
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,140,060
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	584,520
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,107,670
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	848,662
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	447,116
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	669,048
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	782,985
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	710	741,744

		$7,435,998

Housing — 1.1%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,039,580

		$1,039,580

10	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.3%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,000	$1,002,180
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	500	499,580
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(1)	550	555,033

		$2,056,793

Insured – Education — 9.1%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,004,040
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	385	399,715
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,595,299
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,153,920
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,280,246
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,736,062
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,083,640

		$8,252,922

Insured – Electric Utilities — 3.3%
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	$1,000	$1,049,020
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	1,954,224

		$3,003,244

Insured – Escrowed / Prerefunded — 0.2%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$155	$164,686

		$164,686

Insured – General Obligations — 3.3%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$120,301
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	1,040	1,179,246
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	559,370
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	862,243

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Rockland County, (AGM), 5.00%, 3/1/23	$250	$293,942

		$3,015,102

Insured – Hospital — 1.9%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,734,720

		$1,734,720

Insured – Lease Revenue / Certificates of Participation — 1.2%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,109,440

		$1,109,440

Insured – Special Tax Revenue — 5.5%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,653,414
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,305,360

		$4,958,774

Insured – Transportation — 2.4%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,138,100
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,047,420

		$2,185,520

Lease Revenue / Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$547,495

		$547,495

Other Revenue — 5.2%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$777,690
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,120,420
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	609,196
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,268,748

		$4,776,054

Senior Living / Life Care — 4.8%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	$1,455	$1,630,677

11	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	$750	$811,282
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	732,908
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	644,025
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	531,920

		$4,350,812

Solid Waste — 2.5%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,239,660

		$2,239,660

Special Tax Revenue — 5.4%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$980	$1,107,625
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	920	1,047,871
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,206,110
New York Local Government Assistance Corp., 5.25%, 4/1/16	1,540	1,579,855

		$4,941,461

Transportation — 10.7%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,087,880
New York Bridge Authority, 5.00%, 1/1/25	530	625,904
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,173,230
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,208,970
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	327,836
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,280	1,451,341
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	917,581
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,094,650
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,886,251

		$9,773,643

Water and Sewer — 3.7%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,123,900

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/21	$1,980	$2,204,096

		$3,327,996

Total Tax-Exempt Investments — 97.3% (identified cost $83,240,431)		$88,456,763

Miscellaneous — 0.5%

Security	Units	Value

Real Estate — 0.5%
CMS Liquidating Trust(1)(2)(3)	150	$422,226

Total Miscellaneous — 0.5% (identified cost $480,000)		$422,226

Total Investments — 97.8% (identified cost $83,720,431)		$88,878,989

Other Assets, Less Liabilities — 2.2%		$1,980,832

Net Assets — 100.0%		$90,859,821

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 27.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 12.0% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $2,593,003 or 2.9% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

12	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Statements of Assets and Liabilities (Unaudited)

	September 30, 2015
Assets	Massachusetts Limited Fund	New York Limited Fund
Investments —
Identified cost	$56,028,320	$83,720,431
Unrealized appreciation	4,435,076	5,158,558
Investments, at value	$60,463,396	$88,878,989
Cash	$264,173	$974,059
Interest receivable	653,997	1,104,847
Receivable for investments sold	—	50,000
Receivable for Fund shares sold	26,750	48,124
Total assets	$61,408,316	$91,056,019

Liabilities
Payable for Fund shares redeemed	$150,833	$57,942
Distributions payable	40,450	39,409
Payable to affiliates:
Investment adviser fee	20,176	30,103
Distribution and service fees	11,866	25,246
Accrued expenses	39,354	43,498
Total liabilities	$262,679	$196,198
Net Assets	$61,145,637	$90,859,821

Sources of Net Assets
Paid-in capital	$60,925,043	$93,241,870
Accumulated net realized loss	(4,211,595)	(7,525,509)
Accumulated distributions in excess of net investment income	(2,887)	(15,098)
Net unrealized appreciation	4,435,076	5,158,558
Net Assets	$61,145,637	$90,859,821

Class A Shares
Net Assets	$35,761,295	$50,775,929
Shares Outstanding	3,592,433	5,063,614
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95	$10.03
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.18	$10.26

Class C Shares
Net Assets	$10,185,819	$26,171,150
Shares Outstanding	1,068,234	2,744,956
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.54	$9.53

Class I Shares
Net Assets	$15,198,523	$13,912,742
Shares Outstanding	1,526,866	1,387,203
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95	$10.03

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Statements of Operations (Unaudited)

	Six Months Ended September 30, 2015
Investment Income	Massachusetts Limited Fund	New York Limited Fund
Interest	$1,102,396	$1,590,051
Total investment income	$1,102,396	$1,590,051

Expenses
Investment adviser fee	$128,875	$182,341
Distribution and service fees
Class A	29,416	38,135
Class B	—	251
Class C	47,196	117,045
Trustees’ fees and expenses	2,037	2,723
Custodian fee	14,886	17,444
Transfer and dividend disbursing agent fees	12,157	18,979
Legal and accounting services	21,557	29,050
Printing and postage	4,963	6,003
Registration fees	2,610	867
Miscellaneous	10,043	10,400
Total expenses	$273,740	$423,238
Deduct —
Reduction of custodian fee	$79	$303
Total expense reductions	$79	$303

Net expenses	$273,661	$422,935

Net investment income	$828,735	$1,167,116

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(29,378)	$(4,608)
Net realized loss	$(29,378)	$(4,608)
Change in unrealized appreciation (depreciation) —
Investments	$(544,040)	$(702,873)
Net change in unrealized appreciation (depreciation)	$(544,040)	$(702,873)

Net realized and unrealized loss	$(573,418)	$(707,481)

Net increase in net assets from operations	$255,317	$459,635

14	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund
From operations —
Net investment income	$828,735	$1,167,116
Net realized loss from investment transactions	(29,378)	(4,608)
Net change in unrealized appreciation (depreciation) from investments	(544,040)	(702,873)
Net increase in net assets from operations	$255,317	$459,635
Distributions to shareholders —
From net investment income
Class A	$(520,154)	$(702,600)
Class B	—	(559)
Class C	(99,382)	(261,557)
Class I	(200,255)	(190,232)
Total distributions to shareholders	$(819,791)	$(1,154,948)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$461,556	$2,968,375
Class B	—	57
Class C	379,088	2,718,116
Class I	3,273,686	2,790,550
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	467,920	611,001
Class B	—	406
Class C	79,011	193,875
Class I	31,983	121,048
Cost of shares redeemed
Class A	(7,858,992)	(3,914,214)
Class B	—	(48,521)
Class C	(1,218,908)	(2,878,342)
Class I	(1,687,215)	(1,011,900)
Net asset value of shares exchanged
Class A	—	43,596
Class B	—	(43,596)
Net asset value of shares merged*
Class A	—	11,290
Class B	—	(11,290)
Net increase (decrease) in net assets from Fund share transactions	$(6,071,871)	$1,550,451

Net increase (decrease) in net assets	$(6,636,345)	$855,138

Net Assets
At beginning of period	$67,781,982	$90,004,683
At end of period	$61,145,637	$90,859,821

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,887)	$(15,098)

*	At the close of business on July 27, 2015, Class B shares of New York Limited Fund were merged into Class A shares.

15	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2015
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund
From operations —
Net investment income	$1,680,408	$2,344,132
Net realized loss from investment transactions and financial futures contracts	(284,243)	(466,658)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,088,172	1,078,180
Net increase in net assets from operations	$2,484,337	$2,955,654
Distributions to shareholders —
From net investment income
Class A	$(1,110,821)	$(1,490,318)
Class B	—	(4,647)
Class C	(216,425)	(551,240)
Class I	(335,441)	(274,137)
Total distributions to shareholders	$(1,662,687)	$(2,320,342)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,307,954	$6,187,974
Class B	—	40,799
Class C	1,381,327	4,476,739
Class I	4,831,574	7,397,089
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	995,859	1,327,570
Class B	—	3,023
Class C	172,259	430,490
Class I	37,355	177,370
Cost of shares redeemed
Class A	(5,370,381)	(8,881,801)
Class B	—	(106,560)
Class C	(1,819,160)	(4,539,936)
Class I	(1,559,435)	(1,726,431)
Net asset value of shares exchanged
Class A	—	69,694
Class B	—	(69,694)
Net increase in net assets from Fund share transactions	$5,977,352	$4,786,326

Net increase in net assets	$6,799,002	$5,421,638

Net Assets
At beginning of year	$60,982,980	$84,583,045
At end of year	$67,781,982	$90,004,683

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,831)	$(27,266)

16	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Financial Highlights

	Massachusetts Limited Fund — Class A
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.030		$9.900	$10.270	$10.240	$9.850	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.271	$0.289	$0.290	$0.331	$0.340
Net realized and unrealized gain (loss)	(0.082)		0.128	(0.372)	0.028	0.390	(0.191)

Total income (loss) from operations	$0.051		$0.399	$(0.083)	$0.318	$0.721	$0.149

Less Distributions
From net investment income	$(0.131)		$(0.269)	$(0.287)	$(0.288)	$(0.331)	$(0.339)

Total distributions	$(0.131)		$(0.269)	$(0.287)	$(0.288)	$(0.331)	$(0.339)

Net asset value — End of period	$9.950		$10.030	$9.900	$10.270	$10.240	$9.850

Total Return(2)	0.52	%(3)	4.06%	(0.77)%	3.13%	7.43%	1.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,761		$43,069	$39,604	$42,208	$43,283	$44,351
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.77%	0.78%	0.79%	0.82%	0.81%
Net investment income	2.69	%(5)	2.71%	2.91%	2.80%	3.27%	3.37%
Portfolio Turnover	7	%(3)	4%	8%	7%	19%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	Massachusetts Limited Fund — Class C
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.610		$9.480	$9.840	$9.810	$9.430	$9.620

Income (Loss) From Operations
Net investment income(1)	$0.091		$0.188	$0.206	$0.204	$0.245	$0.253
Net realized and unrealized gain (loss)	(0.071)		0.127	(0.362)	0.028	0.379	(0.191)

Total income (loss) from operations	$0.020		$0.315	$(0.156)	$0.232	$0.624	$0.062

Less Distributions
From net investment income	$(0.090)		$(0.185)	$(0.204)	$(0.202)	$(0.244)	$(0.252)

Total distributions	$(0.090)		$(0.185)	$(0.204)	$(0.202)	$(0.244)	$(0.252)

Net asset value — End of period	$9.540		$9.610	$9.480	$9.840	$9.810	$9.430

Total Return(2)	0.21	%(3)	3.34%	(1.57)%	2.37%	6.71%	0.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,186		$11,036	$11,152	$12,845	$12,647	$13,403
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.52	%(5)	1.52%	1.53%	1.54%	1.57%	1.56%
Net investment income	1.92	%(5)	1.96%	2.16%	2.05%	2.52%	2.62%
Portfolio Turnover	7	%(3)	4%	8%	7%	19%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	Massachusetts Limited Fund — Class I
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$10.030		$9.900	$10.270	$10.240	$9.850	$10.210

Income (Loss) From Operations
Net investment income	$0.140	(2)	$0.286 (2)	$0.304 (2)	$0.305	$0.346	$0.235
Net realized and unrealized gain (loss)	(0.081)		0.128	(0.372)	0.029	0.390	(0.360)

Total income (loss) from operations	$0.059		$0.414	$(0.068)	$0.334	$0.736	$(0.125)

Less Distributions
From net investment income	$(0.139)		$(0.284)	$(0.302)	$(0.304)	$(0.346)	$(0.235)

Total distributions	$(0.139)		$(0.284)	$(0.302)	$(0.304)	$(0.346)	$(0.235)

Net asset value — End of period	$9.950		$10.030	$9.900	$10.270	$10.240	$9.850

Total Return(3)	0.60	%(4)	4.21%	(0.62)%	3.28%	7.59%	(1.39	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,199		$13,677	$10,227	$10,587	$6,050	$31
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.62	%(6)	0.62%	0.63%	0.64%	0.66%	0.67	%(6)
Net investment income	2.82	%(6)	2.85%	3.07%	2.93%	3.02%	3.26	%(6)
Portfolio Turnover	7	%(4)	4%	8%	7%	19%	2	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

19	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	New York Limited Fund — Class A
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.110		$10.030	$10.410	$10.350	$9.980	$10.190

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.295	$0.307	$0.316	$0.344	$0.358
Net realized and unrealized gain (loss)	(0.082)		0.077	(0.382)	0.058	0.372	(0.210)

Total income (loss) from operations	$0.058		$0.372	$(0.075)	$0.374	$0.716	$0.148

Less Distributions
From net investment income	$(0.138)		$(0.292)	$(0.305)	$(0.314)	$(0.346)	$(0.358)

Total distributions	$(0.138)		$(0.292)	$(0.305)	$(0.314)	$(0.346)	$(0.358)

Net asset value — End of period	$10.030		$10.110	$10.030	$10.410	$10.350	$9.980

Total Return(2)	0.59	%(3)	3.74%	(0.69)%	3.65%	7.30%	1.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,776		$51,458	$52,346	$59,142	$56,993	$61,099
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.75	%(5)	0.77%	0.76%	0.77%	0.78%	0.78%
Net investment income	2.79	%(5)	2.91%	3.05%	3.02%	3.36%	3.50%
Portfolio Turnover	4	%(3)	8%	15%	9%	12%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	New York Limited Fund — Class C
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.610		$9.540	$9.900	$9.840	$9.490	$9.690

Income (Loss) From Operations
Net investment income(1)	$0.097		$0.208	$0.220	$0.226	$0.254	$0.267
Net realized and unrealized gain (loss)	(0.081)		0.067	(0.362)	0.058	0.352	(0.200)

Total income (loss) from operations	$0.016		$0.275	$(0.142)	$0.284	$0.606	$0.067

Less Distributions
From net investment income	$(0.096)		$(0.205)	$(0.218)	$(0.224)	$(0.256)	$(0.267)

Total distributions	$(0.096)		$(0.205)	$(0.218)	$(0.224)	$(0.256)	$(0.267)

Net asset value — End of period	$9.530		$9.610	$9.540	$9.900	$9.840	$9.490

Total Return(2)	0.17	%(3)	2.90%	(1.42)%	2.91%	6.47%	0.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,171		$26,342	$25,778	$28,137	$25,823	$25,473
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.50	%(5)	1.52%	1.51%	1.52%	1.53%	1.53%
Net investment income	2.04	%(5)	2.16%	2.29%	2.27%	2.61%	2.75%
Portfolio Turnover	4	%(3)	8%	15%	9%	12%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

21	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	New York Limited Fund — Class I
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$10.110		$10.030	$10.410	$10.350	$9.970	$10.330

Income (Loss) From Operations
Net investment income	$0.147	(2)	$0.308 (2)	$0.323 (2)	$0.331	$0.364	$0.250
Net realized and unrealized gain (loss)	(0.081)		0.079	(0.383)	0.059	0.378	(0.360)

Total income (loss) from operations	$0.066		$0.387	$(0.060)	$0.390	$0.742	$(0.110)

Less Distributions
From net investment income	$(0.146)		$(0.307)	$(0.320)	$(0.330)	$(0.362)	$(0.250)

Total distributions	$(0.146)		$(0.307)	$(0.320)	$(0.330)	$(0.362)	$(0.250)

Net asset value — End of period	$10.030		$10.110	$10.030	$10.410	$10.350	$9.970

Total Return(3)	0.66	%(4)	3.89%	(0.54)%	3.80%	7.56%	(1.26	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,913		$12,101	$6,225	$7,653	$4,342	$101
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.60	%(6)	0.62%	0.61%	0.62%	0.63%	0.63	%(6)
Net investment income	2.93	%(6)	3.04%	3.20%	3.16%	3.41%	3.68	%(6)
Portfolio Turnover	4	%(4)	8%	15%	9%	12%	8	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

22	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of four funds, two of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund) and Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable, and limited principal fluctuation. The funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The New York Limited Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expired automatically converted to Class A shares as described in the Funds’ prospectus. At the close of business on July 27, 2015, the New York Limited Fund’s Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

23

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to September 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital

24

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Massachusetts Limited Fund	New York Limited Fund

March 31, 2016	$103,860	$394,181
March 31, 2017	1,158,951	718,716
March 31, 2018	869,381	2,585,819
March 31, 2019	435,325	1,022,603

Total capital loss carryforwards	$2,567,517	$4,721,319

Deferred capital losses:
Short-term	$860,006	$1,403,916
Long-term	$801,248	$1,485,593

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Aggregate cost	$55,975,122	$83,618,336

Gross unrealized appreciation	$4,489,631	$5,354,987
Gross unrealized depreciation	(1,357)	(94,334)

Net unrealized appreciation	$4,488,274	$5,260,653

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended September 30, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Investment Adviser Fee	$128,875	$182,341
Effective Annual Rate	0.40%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and

25

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2015 were as follows:

	Massachusetts Limited Fund	New York Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,058	$2,015
EVD’s Class A Sales Charges	$568	$5,025

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2015 for Class A shares amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund

Class A Distribution and Service Fees	$29,416	$38,135

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) and, prior to the close of business on July 27, 2015, Class B shares (Class B Plan) for New York Limited Fund, pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays/paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended September 30, 2015, the Funds paid or accrued to EVD the following distribution fees:

	Massachusetts Limited Fund	New York Limited Fund

Class B Distribution Fees	$—	$209
Class C Distribution Fees	$39,330	$97,538

The Class B (prior to the close of business on July 27, 2015 for New York Limited Fund) and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2015 amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund

Class B Service Fees	$—	$42
Class C Service Fees	$7,866	$19,507

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

26

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on July 27, 2015, on redemptions of Class B shares made within four years of purchase for the New York Limited Fund. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended September 30, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts Limited Fund	New York Limited Fund

Class A	$—	$—
Class B	$—	$—
Class C	$30	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2015 were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Purchases	$4,169,132	$8,205,508
Sales	$8,817,894	$3,080,000

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Six Months Ended September 30, 2015 (Unaudited)
	Class A	Class C	Class I

Sales	46,488	39,932	330,720
Issued to shareholders electing to receive payments of distributions in Fund shares	47,181	8,316	3,226
Redemptions	(794,412)	(128,549)	(170,487)

Net increase (decrease)	(700,743)	(80,301)	163,459

	Year Ended March 31, 2015
	Class A	Class C	Class I

Sales	729,234	144,106	482,275
Issued to shareholders electing to receive payments of distributions in Fund shares	99,263	17,930	3,721
Redemptions	(536,421)	(189,761)	(155,858)

Net increase (decrease)	292,076	(27,725)	330,138

27

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

New York Limited Fund
	Six Months Ended September 30, 2015 (Unaudited)
	Class A	Class B(1)	Class C	Class I

Sales	295,257	6	285,895	279,021
Issued to shareholders electing to receive payments of distributions in Fund shares	61,038	40	20,368	12,094
Redemptions	(390,398)	(4,865)	(302,995)	(101,181)
Exchange from Class B shares	4,347	—	—	—
Exchange to Class A shares	—	(4,346)	—	—
Merger from Class B shares	1,130	—	—	—
Merger to Class A shares	—	(1,132)	—	—

Net increase (decrease)	(28,626)	(10,297)	3,268	189,934

	Year Ended March 31, 2015
	Class A	Class B	Class C	Class I

Sales	611,885	4,039	465,208	729,591
Issued to shareholders electing to receive payments of distributions in Fund shares	131,030	299	44,684	17,500
Redemptions	(876,924)	(10,511)	(471,562)	(170,401)
Exchange from Class B shares	6,885	—	—	—
Exchange to Class A shares	—	(6,892)	—	—

Net increase (decrease)	(127,124)	(13,065)	38,330	576,690

(1)	Offering of Class B shares of the New York Limited Fund was discontinued during the six months ended September 30, 2015 (see Note 1).

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended September 30, 2015.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2015, there were no obligations outstanding under these financial instruments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

28

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$59,337,744	$—	$59,337,744
Taxable Municipal Securities	—	1,125,652	—	1,125,652

Total Investments	$—	$60,463,396	$—	$60,463,396

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$88,456,763	$—	$88,456,763
Miscellaneous	—	—	422,226	422,226

Total Investments	$—	$88,456,763	$422,226	$88,878,989

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2015 is not presented.

At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

•	Eaton Vance New York Limited Maturity Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes in personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to each Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

31

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded that it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

32

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2015

Officers and Trustees

Officers of Eaton Vance Limited Maturity Municipal Income Funds

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Maturity Municipal Income Funds

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7709    9.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015